Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0001762562
Registrant Name	Clarion Partners Real Estate Income Fund Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A